Summary Of Significant Accounting Policies (Weighted Average Lives Of Identifiable, Definite-Lived Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2016
Covenants Not To Compete [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets	6 years 6 months
Reacquired Franchise Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets	6 years 1 month 6 days
Referral Networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets	10 years
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average lives of identifiable, definite-lived intangible assets	13 years 3 months 18 days